Land Use Rights (Tables)	12 Months Ended
Jun. 30, 2018
Land Use Rights Disclosure [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	2018	2017

Land use rights	$2,482,125	$2,497,728
Less: Accumulated amortization	(449,779)	(465,181)
Land use rights - net	$2,032,346	$2,032,547

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The amortization expenses for the years ended June 30, 2018, 2017 and 2016 were $50,450 $48,406 and $67,131, respectively.

Twelve months ending June 30,
2019	$49,582
2020	49,582
2021	49,582
2022	49,582
2023	49,582
Thereafter	1,784,436
Total	$2,032,346